Cover	May 16, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	001-36288
Entity Registrant Name	Akari Therapeutics, Plc
Entity Central Index Key	0001541157
Entity Tax Identification Number	98-1034922
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	22 Boston Wharf Road FL 7
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	929
Local Phone Number	274-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares, each representing 2,000 Ordinary Shares
Trading Symbol	AKTX
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share*
No Trading Symbol Flag	true